Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (“EPS”) from net income for the respective periods and basic and diluted shares outstanding:

(In millions, except per share data)	2023	2022	2021
Basic earnings per share:
Income from continuing operations	$129.3	$103.8	$92.5
Income from discontinued operations, net of tax	453.3	33.6	26.6

Net income	$582.6	$137.4	$119.1

Weighted average number of shares outstanding	32.0	32.0	32.0

Basic earnings per share from:
Continuing operations	$4.04	$3.24	$2.89
Discontinued operations	14.17	1.05	0.83

Net income	$18.21	$4.29	$3.72

Diluted earnings per share:
Income from continuing operations	$129.3	$103.8	$92.5
Income from discontinued operations, net of tax	453.3	33.6	26.6

Net income	$582.6	$137.4	$119.1

Weighted average number of shares outstanding	32.0	32.0	32.0
Effect of dilutive securities:
Restricted stock	0.1	0.1	0.1

Total shares and dilutive securities	32.1	32.1	32.1

Diluted earnings per share from:
Continuing operations	$4.02	$3.23	$2.88
Discontinued operations	14.11	1.05	0.83

Net income	$18.13	$4.28	$3.71